Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized shares	3,000	3,000
Preferred stock, issued shares	3,000	3,000
Preferred stock, outstanding shares	2,575	2,575
Preferred stock, face value	$ 1,000	$ 1,000
Preferred stock, liquidation preference	$ 5,635,866	$ 5,347,994
Common stock, par value	$ 0.01	$ 0.01
Common stock, Authorized	150,000,000	150,000,000
Common stock, Issued	39,129,334	25,651,389
Common stock, outstanding	39,129,334	25,651,389